Land, Buildings and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,861	$ 4,746
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,249	3,075
Land, Buildings and Equipment, net	1,612	1,671
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	60	63
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,121	1,133
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	461	455
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,557	1,607
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,470	1,306
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	99	115
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 93	$ 67